Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Capital Requirements [Abstract]
The actual and required capital amounts and ratios for the Company and the Bank

			Minimum		Well-Capitalized
	Actual		Capital Requirements		Capital Requirements
(in thousands)	Amount	Ratio	Amount	Ratio	Amount		Ratio
December 31, 2012
Total capital (to risk-weighted assets):
Company	$148,889	16.83%	$70,759	8.00%		N.A.	N.A.	%
Bank	131,126	15.12	69,375	8.00		$86,715	10.00

Tier I capital (to risk-weighted assets):
Company	$120,138	13.58%	$35,380	4.00%		N.A.	N.A.	%
Bank	120,243	13.87	34,686	4.00		$52,029	6.00

Tier I capital (to adjusted average assets):
Company	$120,138	10.37%	$34,762	3.00%	$	N.A.	N.A.	%
Bank	120,243	10.60	34,037	3.00		56,729	5.00

(in thousands)
December 31, 2011
Total capital (to risk-weighted assets):
Company	$159,768	18.03%	$70,905	8.00%	$	N.A.	N.A.	%
Bank	130,398	15.00	69,567	8.00		86,959	10.00

Tier I capital (to risk-weighted assets):
Company	$134,391	15.16%	$35,453	4.00%	$	N.A.	N.A.	%
Bank	119,498	13.74	34,784	4.00		52,175	6.00

Tier I capital (to adjusted average assets):
Company	$134,391	11.52%	$34,993	3.00%	$	N.A.	N.A.	%
Bank	119,498	10.45	34,309	3.00		57,181	5.00